Exceptions Report: 11/17/2023

Loan Information										Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
93627468	XXXXXXXXXX	NY	Purchase	Non-Owner Occupied	Two-Unit Property	0.00	680	75.00%	XXXXXXXXXX	1008 - Form 1008 document is not included in the loan file for a manually underwritten loan.	1008 - 07/13/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
59693429	XXXXXXXXXX	MI	Purchase	Owner Occupied	Single Family Detached	30.50	751	85.00%	XXXXXXXXXX	Other - This loan failed the charges that cannot increase test. The Rate Lock extension fee was added without a change of circumstance.

Other - The Service Provider and the Homeownership Counseling lists are provided later than the third business day from application.

Loan Estimate - The revised loan estimate is not signed. Need signature date.

Closing Disclosure - This loan failed the charges that cannot increase test. The initial LE reflects the Recording Fee as $XXXX, however the final CD reflects the Recording Fee as $XXXX, for an increase of $XXXX. A change of circumstance for the increased fees was not included in the loan file.

Underwriting Condition Not Met - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.

										Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck). Clear Capital is not an XXXX approved vendor.	Other - 11/30/2022: Document provided to clear condition. Other - 11/30/2022: The homeownership counseling disclosure should have been provided within 3 days of the application date not the purchase contract date. 12/9/2022: Document provided to clear condition. Loan Estimate - 11/30/2022: Document provided to clear condition. Closing Disclosure - 11/30/2022: Document provided to clear condition. Underwriting Condition Not Met - 11/30/2022: Document provided to clear condition. Appraisal - 11/30/2022: Document provided to clear condition.		No	Cleared Exception	D	A	1
59386075	XXXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	698	50.56%	XXXXXXXXXX	Rental Income - Per guidelines a DSCR refinance requires a copy of current lease agreements and proof of 1 months rent received. In this case the proof of rent received in the amounts of $XXXX for unit XXXX and $XXXX for unit XXXX are missing from the loan file.	Rental Income - 05/15/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
56166327	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	40.33	798	85.00%	XXXXXXXXXX	Final 1003 - Section 8 Demographic Information is not completed on the final 1003.

VOM - Per loan file borrower has no primary housing expense; attestation that borrower is living rent free signed by the homeowner is missing from the loan file.

Program Eligibilty - Borrower is a first time homebuyer with no primary housing expense.  An approved exception waiver from XXXX is missing from the loan file.

Final 1003 Discrepancies - Initial 1003 reflects that the borrower is currently renting primary residence for $XXXX/month; however, the final 1003shows the borrower living rent-free.

										Appraisal - According to the underwriting guidelines, all appraisals require a third-party valuation by an XXXX approved vendor: Servicelink, Summit Valuations, Clear Capital, or Pro Tek. In this case, the appraisal review product is missing from the loan file.	Final 1003 - 08/03/22: Documentation provided to cure. VOM - 8/9/22: Provide documentation that XXXXs is the owner of the borrower's primary residence at. 08/19/22: Documentation provided to cure. Program Eligibilty - 08/03/22: Waiver provided. Final 1003 Discrepancies - Lender verified this was incorrect on the initial 1003. Appraisal - 08/03/22: Documentation provided to cure.		No	Cleared Exception	D	B	2
96836013	XXXXXXXXXX	NJ	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	668	57.78%	XXXXXXXXXX	Rate Lock - Evidence of the Rate Lock date is not in the loan file. 1008 - Form 1008/ Underwriting Overview is not included in the loan file for a manually underwritten loan. Appraisal - All appraisals require a third-party valuation by an XXXX approved vendor. A 3rd party review from one of the following approved vendors: ServiceLink, Consolidated Analytics, Summit Valuations or Stewart is missing from the loan file.	Rate Lock - 04/28/23: Documentation provided to cure. 1008 - 04/28/23: Documentation provided to cure. Appraisal - 04/28/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
51742272	XXXXXXXXXX	FL	Purchase	Owner Occupied	Single Family Detached	44.82	770	88.56%	XXXXXXXXXX	Appraisal - According to the XXXX guidelines a 3rd party review from one of the following approved vendors: ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck is required. In this case, the appraisal review is missing from the loan file.	Appraisal - 11.28 CDA provided		No	Cleared Exception	C	A	1
64952573	XXXXXXXXXX	FL	Purchase	Owner Occupied	PUD	33.77	778	90.00%	XXXXXXXXXX	Other - The XXXX CD is not signed. Need receipt date.	Other - 06/21/2022: Document provided to clear condition.		No	Cleared Exception	C	A	1
91534014	XXXXXXXXXX	FL	Purchase	Owner Occupied	Single Family Detached	37.34	686	90.00%	XXXXXXXXXX	Program Eligibilty - Audit calculated DTI of 62.23% exceeds maximum allowed DTI of 45% for a 90% LTV primary residence purchase. 70% Expense Factor applied to business deposits due to business handling of XXXX.	Program Eligibilty - 09/20/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
75243305	XXXXXXXXXX	FL	Purchase	Non-Owner Occupied	PUD	0.00	701	75.00%	XXXXXXXXXX	Program Eligibilty - Borrowers living rent free may be considered on a case by case basis. Appraisal - Property is located in a disaster area, a third party exterior property inspection dated after XXXX is needed for the loan file. Additional exceptions may apply upon review.	Program Eligibilty - Exception for borrower living rent free with spouse granted by XXXX and in file. Appraisal - 10/19/2022: Please provide the original inspection report with color photos. 10/25/2022: Document provided to clear condition.		No	Cleared Exception	D	B	2
61223799	XXXXXXXXXX	CA	Purchase	Owner Occupied	PUD	35.88	805	85.00%	XXXXXXXXXX	Other - This loan failed the TRID closing disclosure date and funding date validation test. The XXXX CD receipt date is after the funding date. Title Commitment - A copy of the Title Report/ Commitment is missing from the loan file.	Other - 07/11/22: Documentation provided to cure. Title Commitment - 07/08/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
42761795	XXXXXXXXXX	MD	Purchase	Owner Occupied	Single Family Detached	31.75	717	80.00%	XXXXXXXXXX	Income - An internet search of the business is required to support the business narrative or Underwriter certification (or notation on the 1008) if there are no returns when attempting an internet search. Hazard Insurance - The property insurance policy/certificate or letter of explanation verifying no insurance coverage on XXXX is not included in the loan file. Final DTI pending.	Income - 06/19/23: Documentation provided to cure. Hazard Insurance - 06/19/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
98232562	XXXXXXXXXX	NJ	Purchase	Owner Occupied	Single Family Detached	27.63	644	80.00%	XXXXXXXXXX	1008 - Form 1008 document is not included in the loan file for a manually underwritten loan. Income - Self Employment - Loan is underwritten to a 12 month CPA P&L, however, the P&L is not signed by the borrower or tax preparer.	1008 - 03/22/23: Documentation provided to cure. Income - Self Employment - 3/22/23: Per guidelines, the actual P&L page must be signed by the borrower and individual tax preparer. 04/10/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
60831893	XXXXXXXXXX	NY	Purchase	Owner Occupied	Single Family Detached	25.98	701	80.00%	XXXXXXXXXX	Credit - Provide a complete 12 month rental pay history for the borrower's primary residence at XXXX. The pay history printout for this property in the file does not show XXXX and XXXX along with all the other payments show balance of for each month. Also, this does not appear to be a complete history for the primary residence since the 1003 shows rent of $XXXX a month and the payments on the printout range form $XXXX to $XXXX. Additional conditions and payment shock are pending.

										Income - According to the underwriting guidelines, the P&L statement and verification letter must be prepared by a CPA/EA when using to calculate qualifying income. In this case, the P&L statement and verification letter in file was prepared by a tax preparer who only has an IRS preparer tax identification number (PTIN).	Credit - 1/19/23: Documentation provided does not clear condition. Provide borrower's lease agreement for XXXX and documentation verifying consistent 12 month payment history. 01/30/23: Per XXXX: Covius Team - OK to proceed with the $XXXX/mo and the payment history breakdown provided. Income - The file includes an approved waiver dated XXXX for the P&L statement and verification letter being prepared by a PTIN preparer not a CPA/EA.		No	Cleared Exception	C	B	2
83547042	XXXXXXXXXX	IL	Purchase	Owner Occupied	Single Family Detached	45.10	699	80.00%	XXXXXXXXXX	Rate Lock - Evidence of the Rate Lock is missing from the loan file.

Other - Revised LE dated 10/27 and COC are missing per Tracking Disclosure.

Credit - According to the guideline, min tradeline requirements are 2 tradelines, rated at least 12 months, with activity in the last 24 months. In this case the borrower has only 1 active tradeline with 1 month reviewed.

										Self Employed - According to the guidelines, Validation of a minimum of 2 years existence of the business from one of the following: Business License, Letter from Tax Preparer, Secretary of State Filing or equivalent. In this case the borrwer filed their business with the secretary of state on XXXX	Rate Lock - 11/18/2022: Document provided to clear condition. Other - 11/18/2022: Document provided to clear condition. Credit - Exception for tradelines below guideline requirements approved by XXXX and in file. Self Employed - Exception for self employment < 2 years approved by XXXX and in file.		No	Cleared Exception	C	B	2
33556871	XXXXXXXXXX	MI	Refi - Cash Out	Owner Occupied	Single Family Detached	43.06	790	49.49%	XXXXXXXXXX	Credit Report - The credit report is not included in the loan file. Final DTI Pending.

Income - An internet search of the business that supports the business narrative is missing from the loan file. If an internet search is not available an Underwriter Certification must be provided.

Final 1003 - The final 1003 section 4a. Loan and Property Information Loan Purpose needs updated to be Refinance from Home Equity Loan.

										Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Stewart). Clear Capital is not an XXXX approved vendor.	Credit Report - 07/03/23: Documentation provided to cure. Income - 07/03/23: Documentation provided to cure. Final 1003 - 07/03/23: Documentation provided to cure. Appraisal - 07/12/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
62891350	XXXXXXXXXX	VA	Refi - Cash Out	Owner Occupied	PUD	36.14	701	80.00%	XXXXXXXXXX	Loan Estimate - The Service Providers List disclosure is missing from the loan file. Income - The business narrative for XXXX is missing from the loan file. Additional exceptions may apply upon review.	Loan Estimate - 01/13/23: Documentation provided to cure. Income - 01/12/23: Documentation provided to cure.		No	Cleared Exception	C	B	2
43861701	XXXXXXXXXX	CT	Purchase	Non-Owner Occupied	Three-Unit Property	0.00	674	75.00%	XXXXXXXXXX	Appraisal - Appraisal is in the name of XXXXe; a transfer letter to XXXX is missing from the loan file.	Appraisal - 06/13/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
12845053	XXXXXXXXXX	ME	Refi - Cash Out	Second Home	Single Family Detached	23.39	709	75.00%	XXXXXXXXXX	Borrower Eligibilty - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.	Borrower Eligibilty - 3/30/2023: Document provided to clear condition.		No	Cleared Exception	C	A	1
21893616	XXXXXXXXXX	SC	Purchase	Owner Occupied	Single Family Detached	17.82	695	80.00%	XXXXXXXXXX	Funds to Close - An executed access letter from the borrower's spouse (XXXX) to allow the use of the XXXX accounts for closing and reserves was missing from the loan file. The borrower is not an owner on these accounts.

										Credit - According to the underwriting guidelines, 12 month rental history is required via canceled checks, bank debits or an institutional VOR. The guidelines also indicate handwritten rent receipts are not acceptable. In this case, the rental history was verified with handwritten receipts for XXXX to XXXX which is not acceptable. There was no history for XXXX through XXXX along with a letter of explanation that rent was paid in cash. The file also included bank printouts covering the history from XXXX through XXXX (acceptable).	Funds to Close - 1/17/2023: Per guidelines, non-borrowing spouse is not considered a gift but must be seasoned and sourced. No gift letter required. Credit - The file includes an approved waiver dated XXXX for an exception due to the lack of housing history from XXXX through XXXX.		No	Cleared Exception	C	B	2
55196215	XXXXXXXXXX	CA	Rate Term Refi	Owner Occupied	Single Family Detached	39.64	708	54.29%	XXXXXXXXXX	Rental Income - Provide an exception for the use market rent instead of a lease agreement and proof of rent for XXXX. The property is not a departing residence as the borrowers have not lived there for 6 months.	Rental Income - 05/24/23: An exception approval was provided for the guideline deviation.		No	Client Accepted	C	B	2
22825363	XXXXXXXXXX	CA	Purchase	Non-Owner Occupied	Single Family Detached	44.90	677	80.00%	XXXXXXXXXX	Flood Certificate - Flood Determination and/or Flood Certificate is missing from the loan file. Income - An internet search of the business is required to support the business narrative is missing from the loan file.	Flood Certificate - 5/22/2023: Document provided to cure. Income - 5/22/2023: Document provided to cure.		No	Cleared Exception	D	A	1
56885149	XXXXXXXXXX	MD	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	685	52.24%	XXXXXXXXXX	Deed of Trust / Mortgage - Page 15 (affidavit of consideration and disbursement) of The Deed of Trust was not completed. Deed of Trust / Mortgage - Exhibit A, which is the legal description, was not attached to the deed of trust in the loan file. Credit - Provide evidence the taxes on the borrower's primary residence at XXXX are current. Program Eligibilty - Provide evidence of one month's receipt of rent ($XXXX) for the subject property (XXXX).	Deed of Trust / Mortgage - 05/17/23: Documentation provided to cure. Deed of Trust / Mortgage - 05/17/23: Documentation provided to cure. Credit - 05/17/23: Documentation provided to cure. Program Eligibilty - 5/18/23: Since the $XXXX was used to calculate the DSCR (previous rent was $XXXX), need verification of one month's rent received of $XXXX which was required to be paid by XXXX. 5/24/2023: XXXX accepts exception allowing no evidence of rent received.		No	Cleared Exception	C	B	2
69856033	XXXXXXXXXX	SC	Purchase	Owner Occupied	Single Family Detached	32.35	790	80.00%	XXXXXXXXXX	Final 1003 - The final 1003 does not include any employment or income information for a bank statement loan. A complete final 1003 is missing from the loan file.	Final 1003 - 5/17/23: 1003 provided does not include employment and income information. 6/6/23: Business name on 1003 provided does not match business name from bank statements. 06/08/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
27023398	XXXXXXXXXX	IL	Purchase	Owner Occupied	PUD	41.22	667	80.00%	XXXXXXXXXX	Final 1003 Discrepancies - Citizenship status is not marked on the final 1003; per initial 1003 application states borrower is a XXXX but documents in file show borrower is a XXXX. A complete final 1003 with the citizenship information completed is missing from the loan file. 1008 - Form 1008 document is not included in the loan file for a manually underwritten loan. VOM - Per guidelines all loans must provide a Verification of Mortgage/ Rent for past 12 months.	Final 1003 Discrepancies - 01/23/23: Documentation provided to cure. 1008 - 01/23/23: Documentation provided to cure. VOM - Exception for private landlord VOR and 6 months paid receipts without bank statements to document withdrawals approved by XXXX and in file.		No	Cleared Exception	C	B	2
61041809	XXXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	650	26.12%	XXXXXXXXXX	Program Eligibilty - Per guidelines DSCR refinance transactions require a lease agreement and proof of one month rents received. Subject property is vacant.	Program Eligibilty - Exception for subject property being vacant and a refinance approved by XXXX with a mandatory 3 Yr PPP and in file.		No	Client Accepted	C	B	2
36300743	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	21.30	766	80.00%	XXXXXXXXXX	Credit - According to the underwriting guidelines,, free and clear properties will require pre-approval. Borrower 3's primary residence is a manufactured home and is free and clear.

										Appraisal - According to the underwriting guidelines, properties with unpermitted additions require the appraiser to determine if addition is completed in a workman like manner. The appraisal shows an unpermitted enclosed patio which the appraiser indicated the area is similar in overall quality and conformity to other improvements and appears to have been done in a workman like manner. The appraiser valued this are in the market at approximately XXXX per square foot.	Credit - The file includes an approved waiver dated XXXX for borrower XXXX since primary is free and clear. Appraisal - The file includes an approved waiver dated XXXX for the unpermitted enclosed patio.		No	Client Accepted	C	B	2
46248204	XXXXXXXXXX	IN	Purchase	Owner Occupied	PUD	27.11	681	80.00%	XXXXXXXXXX	Other - This loan failed the charges that in total cannot increase more than 10% test. The initial LE reflects the charges that cannot increase by 10% as $XXXX, however the final CD reflects the charges that cannot increase by 10% as $XXXX, an increase of $XXXX. A change of circumstance for the Title Examination, Title Endorsement, Processing Fee is missing from the file; otherwise a refund of $XXXX is required to reduce the fee under the 10% tolerance. Appraisal Fee on Initial LE is $XXXX increased on Initial CD to $XXXX no COC was provided for the increase.	Other - 6/8/2023: The post consummation CD cleared all issues except for the increase in Appraisal Fee of $XXXX. No COC for the change was provided. 6/15/2023: Post consummation CD provided to cure.		No	Cleared Exception	C	B	2
98506577	XXXXXXXXXX	WA	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	716	63.78%	XXXXXXXXXX	Credit - Provide documentation verifying 12 months rent payment history for primary residence via cancelled checks, bank debits or institutional VOR. Per guidelines, no credit supplements permitted. VOM - Provide documentation verifying 12 months mortgage payment history for subject property via cancelled checks, bank debits or institutional VOM. Per guidelines, no credit supplements permitted.	Credit - 04/9/23: Documentation provided to cure.

											VOM - 4/11/23: VOM Supplement for subject is not permitted. phone # on supplement is not a working number. Provide proof of payment via cancelled checks or bank debits. Ledger provided verifying primary residence payment history was accepted. Need proof of payment via cancelled checks or bank debits for SUBJECT property mortgage with XXXX. Per guidelines, no credit supplements permitted. 5/8/23: Per XXXX, VOM provided for subject is unacceptable. Please provide proof of payment via cancelled checks or bank debits. 05/17/23: Cleared per XXXX at XXXX.		No	Cleared Exception	C	A	1
84664069	XXXXXXXXXX	CA	Rate Term Refi	Non-Owner Occupied	Condo Attached	0.00	708	15.38%	XXXXXXXXXX	Hazard Insurance - Provide a copy of the master condo policy. Condo/PUD - Condo project eligibility is not documented in file. Hazard Insurance - Provide a copy of the borrower's personal Property Insurance policy. Eligibilty - According to the guidelines, all loans must include a third-party fraud detection/background report including the borrower's criminal records check. In this case, the FraudGuard report in the file does not include a criminal records check.	Hazard Insurance - 5/23/2023: Documernt provided to cure. Condo/PUD - 5/23/2023: Document provided to cure. Hazard Insurance - 5/23/2023: Document provided to cure. Eligibilty - 5/23/2023: Documernt provided to cure.		No	Cleared Exception	C	A	1
62137479	XXXXXXXXXX	CA	Refi - Cash Out	Owner Occupied	Single Family Detached	45.16	681	74.44%	XXXXXXXXXX	VOM - The Verification of Mortgage (VOM) and/or the mortgage payment history must be verified by bank records or an institutional VOM. VOM provided is a private VOM. Program Eligibilty - Per guidelines an internet search is required for CPA prepared Profit & Loss loans. Borrower provided an explanation that he does not have an internet business profile due to business being referral based.	VOM - Exception for providing a private VOM for housing history approved by XXXX and in file. Program Eligibilty - Exception for borrower not having an internet profile for his business approved by XXXX and in file.		No	Client Accepted	C	B	2
41568969	XXXXXXXXXX	PA	Purchase	Non-Owner Occupied	Condo Attached	0.00	699	75.00%	XXXXXXXXXX	Debt Service Coverage Ratio - Per the XXXX Investor Connect program guidelines, the minimum Debt Service Coverage Ratio (DSCR) is 1.25. The 1.25 DSCR is required due to the subject transaction loan amount was between $XXXX and $XXXX. The subject transaction loan amount was $XXXX. The DSCR for the subject transaction of 1.22 did not meet the minimum DSCR required amount.	Debt Service Coverage Ratio - Exception for being below the minimum DSCR of 1.25 with a loan amount of $XXXX approved by XXXX and in file.		No	Client Accepted	C	B	2
24423031	XXXXXXXXXX	FL	Purchase	Non-Owner Occupied	Condo Attached	0.00	745	70.00%	XXXXXXXXXX	Closing Disclosure - The final signed closing disclosure/ settlement statement is missing from the loan file. Hazard Insurance - A copy of the hazard insurance policy is missing from the loan file. Program Eligibilty - Condo has $XXXX in special assessment for XXXX work that needs to be completed.	Closing Disclosure - 06/27/23: Documentation provided to cure. Hazard Insurance - 06/27/23: Documentation provided to cure. Program Eligibilty - Exception for having a $XXXX special assessment for XXXX work needing to be completed approved by XXXX and in file.		No	Cleared Exception	C	B	2
49889184	XXXXXXXXXX	GA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	669	80.00%	XXXXXXXXXX	Appraisal - Property Eligiblity - Property is marked as XXXX due to >20% vacant land use. Exception required. Appraisal - Property is located in a disaster area, a third party exterior property inspection dated after XXXX is needed for the loan file. Additional exceptions may apply upon review.	Appraisal - Property Eligiblity - Exception for appraisal being marked as XXXX requested XXXX, approved by XXXX and in file. Appraisal - 10/14/2022: Property not located in a FEMA declared disaster area.		No	Cleared Exception	D	B	2
43969062	XXXXXXXXXX	WI	Purchase	Owner Occupied	Single Family Detached	5.11	787	80.00%	XXXXXXXXXX	Program Eligibilty - Per guidelines business existence greater than 1 year but less than 2 years may be considered by exception only.	Program Eligibilty - One year self employment (same line of work) approved by XXXX (with no gift funds) and in file.		No	Client Accepted	C	B	2
13277290	XXXXXXXXXX	GA	Purchase	Non-Owner Occupied	Two-Unit Property	0.00	759	70.00%	XXXXXXXXXX	Closing Disclosure - The final executed HUD-1/ Closing Disclosure is missing from the loan file, final cash to close pending upon review. Property Type - Eligibility - Property is a seller flip and located in a rural area.	Closing Disclosure - 04/19/23: Documentation provided to cure. Property Type - Eligibility - Exception for rural property and seller flip approved at 70% LTV by XXXX and in file.		No	Cleared Exception	D	B	2
47145174	XXXXXXXXXX	LA	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	682	75.00%	XXXXXXXXXX	Program Eligibilty - The executed and notarized Certification of Business Purpose was missing from the file. The Certification of Business Purpose in file was signed by the borrower but was not notarized.

Credit - Provide evidence the annual taxes and HOA dues (if any) are current on the borrower's primary residence located at XXXX as required by the guidelines.

Asset Verification - Provide the XXXX account #XXXX transaction history from XXXX through XXXX3.  The  printout in the file is for the period from XXXX to XXXX and the most recent bank statement in file is for month ending XXXX.  The funds in this account are needed to help cover the reserve requirement.

Flood Insurance - Flood insurance policy was missing from the loan file.  The documentation for flood insurance in the file was a quote.  Audit used the $XXXX premium on the quote for calculation purposes.  Additional exceptions may apply upon review.

HUD-1 - The final executed settlement statement was missing from the loan file.

Program Eligibilty - The subject loan is paying off a balloon note which the maturity date was extended to  XXXX and then to XXXX.

Credit - Eligiblity - A minimum 700 credit score is required when the loan is a cash out refinance with an LTV of 75%.  In this case, the borrower has a 682 credit score and the LTV is 75%.

Debt Service Coverage Ratio - According to the underwriting guidelines, a minimum DSCR of 1.25 is required on loan amounts $XXXX-$XXXX. In this case, the DSCR was 1.245 which does not meet the guidelines.

Appraisal - Evidence the borrower received a copy of the appraisal was missing from the loan file.	Program Eligibilty - 5/3/23: no longer required per XXXX.

Credit - 4/12/23: Provide evidence the annual taxes and HOA dues (if any) are current on the borrower's primary residence located at XXXX.  04/28/23: Documentation provided to cure.

Asset Verification - 04/28/23: Documentation provided to cure.

Flood Insurance - 4/12/23: Flood quote was provided.  need actual policy.   4/14/23: flood cert provided.  need policy.
4/19/2023: Document provided to clear condition.

HUD-1 - 04/05/23: Documentation provided to cure.

Program Eligibilty - The file includes an approved waiver dated XXXX for the balloon extension being expired and the balloon was extended from XXXX to XXXX.

Credit - Eligiblity - The file includes an approved waiver dated XXXX for the credit score of 682 being below the required 700 when the LTV is 75%.

Debt Service Coverage Ratio - 5/3/23: lender calculation provided reflects flood ins annual premium of $XXXX; however, flood policy provided shows premium of $XXXX which results in DSCR of 1.24.   5/9/23: same policy was provided showing premium of $XXXX.
05/12/23: An exception approval was provided for the guideline deviation.

											Appraisal - 04/11/23: Documentation provided to cure.		No	Cleared Exception	C	B	2
52176532	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	36.74	687	73.55%	XXXXXXXXXX	Other - The Revised Closing Disclosure dates of XXXX & XXXX are less than 3 business days before the consummation date.	Other - Post consummation CD provided.		No	Cleared Exception	C	B	2
45901847	XXXXXXXXXX	NJ	Purchase	Non-Owner Occupied	Single Family Detached	0.00	672	70.00%	XXXXXXXXXX	1008 - The 1008 or Committee Review is missing from the loan file. VOM - According to the guideline, no open and active mortgages reporting on credit or free and clear properties will require an exception and is generally limited to max 75% LTV. Final 1003 - Provide a final 1003 with corrected loan amount. Asset Verification - Provide a receipt of the earnest money deposit by either a copy of the borrower’s canceled check or a written statement from the holder of the deposit.	1008 - 05/17/23: Documentation provided to cure. VOM - Exception for borrower living rent free approved by XXXX and in file. Final 1003 - 05/17/23: Documentation provided to cure. Asset Verification - 05/17/23: Documentation provided to cure.		No	Cleared Exception	D	B	2
89974529	XXXXXXXXXX	FL	Rate Term Refi	Owner Occupied	Single Family Detached	11.50	693	43.59%	XXXXXXXXXX	Right of Rescission - The Right of Rescission is only signed by the non-borrowing spouse, XXXX . A copy of the Right of Rescission signed by the borrower is missing from the loan file.

Other - Per the Disclosure Tracking missing Revised CD XXXX where the Discount Points Increased from $XXXX to $XXXX. The COC for XXXX is in the file.

Closing Disclosure - This loan failed the charges that cannot increase test. The final CD reflects Discount Points of $XXXX, which is $XXXX more than the comparable fee of $XXXX from the revised LE. The fee was increased on XXXX and a change of circumstance was provided however proof of receipt for the XXXX was missing from the file and therefore the baseline was not reset. Provide proof of receipt for the XXXX disclosure.

Income - Self Employment - Per guidelines a borrower may only have 3 NSF's in past 12 months.  Borrower has 13 NSF's in past XXXX months.

										Closing Disclosure - The final CD is only signed by the non-borrowing spouse, XXXX. A copy of the CD signed by the borrower is missing from the loan file.	Right of Rescission - 07/03/23: Documentation provided to cure. Other - 7/5/2023: The CD was provided to cure but an additional exception has been added based on the document. Closing Disclosure - 7/13/2023: Document provided to cure. Income - Self Employment - Exception for exceeding the maximum NSF's in past 12 months approved by XXXX and in file. Closing Disclosure - 07/03/23: Documentation provided to cure.		No	Cleared Exception	D	B	2
84963273	XXXXXXXXXX	GA	Purchase	Non-Owner Occupied	Two-Unit Property	0.00	794	75.00%	XXXXXXXXXX	Appraisal - 6 of the 7 comparables selected for the Sales Comparison are over a mile away and across a major highway. Appraiser to comment on the use of the comparables when the property is located in an XXXX.	Appraisal - 5/17/23: It appears that the original appraisal was provided. Please specify what was provided to address condition. 05/22/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
23910734	XXXXXXXXXX	CA	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	668	44.59%	XXXXXXXXXX	Program Eligibilty - Housing history required for Primary and subject property refi. Borrower lives rent free with her parent. Rent free letter from parent in loan file to complete housing history requirement. Client approved Exception XXXX. Appraisal - The Fannie Mae SSR and/ or a third party review (if Required) from an approved vendor: (Servicelink, Consolidated Analytics, Summit Valuations, Stewart) are missing from loan file.	Program Eligibilty - Rent Free housing history approved by XXXXon XXXX with rent free letter from immediate family member. Appraisal - 05/15/23: Documentation provided to cure.		No	Cleared Exception	D	B	2
17338350	XXXXXXXXXX	CA	Purchase	Non-Owner Occupied	Four-Unit Property	0.00	774	72.70%	XXXXXXXXXX	1008 - Form 1008 document is missing from the loan file. Program Eligibilty - The third-party fraud detection/background report for the borrower is missing form the loan file. HUD-1 - The final settlement statement for the subject transaction is missing from the loan file. The settlement statement shows the form used is for transaction without sellers, but the subject is a purchase transaction. Credit - According to the guidelines, hard prepayment penalties are required on investment property transactions. Note does not reflect a PPP.	1008 - 09/8/22: Documentation provided to cure. Program Eligibilty - 09/8/22: Documentation provided to cure. HUD-1 - 09/12/22: Documentation provided to cure. Credit - 09/28/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
13318616	XXXXXXXXXX	NY	Purchase	Owner Occupied	Single Family Attached	5.11	644	75.00%	XXXXXXXXXX	Borrower Eligibilty - A legible front and back copy of the borrower(s) valid XXXX is missing from the loan file. Credit - Please provide documentation to verify the Borrower's spouse, XXXX, ownership of XXXX to complete the housing history guideline requirements.	Borrower Eligibilty - 05/24/23: Documentation provided to cure. Credit - 05/17/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
88045517	XXXXXXXXXX	MA	Purchase	Owner Occupied	Single Family Detached	31.12	678	75.00%	XXXXXXXXXX	Asset Verification - Per guidelines assets must be verified for a minimum of 60 days. Loan provided only one statement for XXXX #XXXX ending XXXX, an additional statement to cover 2 full months is missing from the loan file.	Asset Verification - 5/5/2023: Document provided to cure		No	Cleared Exception	C	A	1
92776425	XXXXXXXXXX	FL	Refi - Cash Out	Owner Occupied	PUD	45.47	665	75.00%	XXXXXXXXXX	Other - Tolerance is $XXXX, the Reimbursement is $XXXX, not enough to cover the Tolerance. The Loan Orination Fee was $ XXXX on the Initial LE increased to $XXXX on the Initial CD without a COC. Other - LE XXXX has a Receipt date of XXXX, which is the same date of Initial CD XXXX and Receipt date.	Other - 5/11/2023: Document provided to cure. Other - Not valid.		No	Cleared Exception	C	A	1
39525985	XXXXXXXXXX	PA	Purchase	Non-Owner Occupied	Townhome	0.00	665	70.00%	XXXXXXXXXX	Program Eligibilty - XXXX with resale prices in excess of the following will require a pre-approval: More than 10% increase within 90 days
										and more than 20% increase from 91 to 180 days. Prior sale of $XXXX was completed on XXXX. Current appraised value and sales prices are $XXXX. Appraiser comments that since the prior transfer the subject has been recently remodeled and has a new good quality kitchen & new good quality bathroom. The subject has new recessed lighting throughout, the floors have be refinished & there is new flooring in the bathroom and kitchen. The Basement was refinished. The result of the improvements is a justified increase in value. Client Accepted XXXX.	Program Eligibilty - Exception for flip property approved by XXXX at 7-% LTV and in file.		No	Client Accepted	C	B	2
32938189	XXXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	PUD - Existing	0.00	648	58.18%	XXXXXXXXXX	Credit Report - According to the guidelines, all loans must include a third-party fraud detection/background report including the borrower's criminal records check. In this case, the DRIVE report in the file does not include a criminal records check.	Credit Report - Per XXXX, criminal record check no longer required.		No	Cleared Exception	C	A	1
34202377	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	45.26	772	82.25%	XXXXXXXXXX	Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck).	Appraisal - 11/18/2022: XXXX allowing the Clear Capital report on this loan, however the report is missing from the file. 11/17/2023: Service Link report provided		No	Cleared Exception	C	A	1
28276791	XXXXXXXXXX	CA	Refi - Cash Out	Owner Occupied	Single Family Detached	30.52	719	80.00%	XXXXXXXXXX	Appraisal - A 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Stewart) is missing from the loan file.	Appraisal - 5/18/2023: Document provided to cure condition.		No	Cleared Exception	D	A	1
23370341	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	38.47	731	90.00%	XXXXXXXXXX	Credit - According to the guidelines, Borrower must provide a business narrative which includes detail related to the size/scope and operating profile of the business, In this case a business narrative is missing form the loan file Appraisal - According to the guidelines, All loans require a desk review or other third-party valuation product. Please provide a 3rd party review from one of the following approved vendors: ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck.	Credit - 11/22/2022: Document provided to clear condition. Appraisal - 11/22/2022: Document provided to clear condition.		No	Cleared Exception	D	A	1
26965751	XXXXXXXXXX	WA	Refi - Cash Out	Owner Occupied	PUD	45.73	635	46.17%	XXXXXXXXXX	Other - Appraisal Desk Review fee was added on LE XXXX without a COC. The COC in file dated XXXX does not reflect this fee. Other - Provide a copy of the Homeowner Counseling Disclosure form.	Other - 5/22/2023: Document provided to cure. Other - 5/22/2023: Document provided to cure.		No	Cleared Exception	C	A	1
13031133	XXXXXXXXXX	AZ	Purchase	Owner Occupied	Single Family Detached	21.04	749	80.00%	XXXXXXXXXX	Other - This loan failed the charges that cannot increase test. Broker Fee was added on the Final Closing Disclosure dated XXXX for $,XXXX. A change of circumstance for the increased fee was not included in the loan file. Income - An internet search of the borrower's business (XXXX) to support the business narrative or underwriter certification if there are no returns when attempting an interest search was not included in the loan file.	Other - 6/8/2023: COC provided to cure. Income - 06/08/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
21572596	XXXXXXXXXX	FL	Refi - Cash Out	Owner Occupied	PUD - Existing	47.04	676	64.71%	XXXXXXXXXX	Income - Borrower - Please provide verification documentation of the following deposits being business related: XXXX $XXXX, XXXX $XXXX Final income calculation pending. Credit - Fraud detection report provided is incomplete. Please provide complete documentation.	Income - Borrower - 05/30/23: Documentation provided to cure. Credit - 05/24/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
41090025	XXXXXXXXXX	WI	Purchase	Owner Occupied	Single Family Detached	42.11	756	89.87%	XXXXXXXXXX	Other - The Revised CD receipt date is less than three business days before the consummation date.	Other - 10/14/2022: Documentation provided to cure.		No	Cleared Exception	C	A	1
35268067	XXXXXXXXXX	FL	Purchase	Owner Occupied	Single Family Detached	5.14	714	80.00%	XXXXXXXXXX	Credit Report - Provide the original credit report reflecting credit scores for the borrower. The XXXX credit supplement in the loan file does not reflect any credit scores. Additional exceptions may apply upon review.

Sales / Construction Contract - Provide a completed sales contract that is executed by the borrower and sellers.  The sales contract in the file was incomplete (pages were blank, no purchase price, no borrower signature).

Credit - Provide the mortgage statement for the XXXX #XXXX verifying the PITI. Audit used the $XXXX payment on the REO Schedule for calculation purposes.  Additional exceptions may apply upon review.

VOM -  It appears the XXXX and XXXX payments were over 30 days late which is not acceptable per the guidelines there should be no 30 day or more late payments in the most recent 12 months. The pay history print out for the mortgage (XXXX) shows the XXXX , XXXX and XXXX  payments were made on XXXX.  The withdrawal from the borrower's bank account for these payments occurred on XXXX. The VOM from XXXX (mortgage was transferred XXXX) in the file shows only the XXXX payment. with the XXXX payment rating being suppressed and no rating for XXXX.

										Credit - Eligiblity - According to the guidelines, no open and active mortgages reporting on credit will require an exception.	Credit Report - 04/24/23: Documentation provided to cure. Sales / Construction Contract - 04/24/23: Documentation provided to cure. Credit - 04/24/23: Documentation provided to cure. VOM - 4/24/23: VOM from XXXX does not verify no 30-day late payments since loan was transferred to XXXX. Provide cancelled checks or bank debits verifying 12-month payment history. 05/10/23: Documentation provided to cure. Credit - Eligiblity - 05/10/23: An exception approval was provided for the guideline deviation.		No	Cleared Exception	C	B	2
84074198	XXXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	739	70.00%	XXXXXXXXXX	Eligibilty - According to the guidelines, < 6 months owned using appraised value. Credit - According to the guidelines, Property Tax Escrows are required for short term rentals.	Eligibilty - Exception for using appraised value with < 6 months ownership approved by XXXX and in file. Credit - 5/24/2023: XXXX waives escrow requirement.		No	Client Accepted	C	B	2
15220694	XXXXXXXXXX	NJ	Purchase	Non-Owner Occupied	Three-Unit Property	0.00	683	75.00%	XXXXXXXXXX	Title - Loan closed in XXXX LLC name. Please provide personal guarantee from Borrower XXXX.	Title - 07/12/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
27916435	XXXXXXXXXX	VA	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	727	72.18%	XXXXXXXXXX	LTV - According to the guidelines, cash-out refinances seasoned for more than 6 months but less than 12 months on renovated properties, max LTV is 65% based on current appraisal. The borrower purchased the subject property on XXXX and the note date is XXXX.	LTV - 4/12/22: Please provide an exception approval for LTV > 65%. 4/13/22: Email chain provided does not address the LTV violation. Need an approved exception form from XXXX approving the 72.18% LTV when max is 65%. 4/15/22: Exception provided does not address the LTV deviation (max LTV 65%). Please provide exception with the exception field reflecting max LTV 65%. 4/15/22: Same Exception was provided which does not address the LTV deviation (max LTV 65%) as the exception. Please provide exception with the exception field reflecting max LTV 65%. 04/20/22: An exception approval was provided for the guideline deviation. Per XXXX email, LTV variance was contemplated in our approval of the exception for cash out seasoning.		No	Client Accepted	C	B	2
13933792	XXXXXXXXXX	IL	Purchase	Owner Occupied	PUD	9.04	676	80.00%	XXXXXXXXXX	VOM - According to the guidelines, 12 months proof of payment via cancelled checks, bank debits or institutional VOR/VOM. Carbon copies or handwritten rent receipts are not acceptable as bank records. The borrower's rent was $XXXX per month. The verification of receipts confirmed the borrower did not pay the full rental amount due to approved repairs.	VOM - Exception for borrower not making full rent payments due to repair work being done approved by XXXX and in file.		No	Client Accepted	C	B	2
30064117	XXXXXXXXXX	FL	Refi - Cash Out	Owner Occupied	Single Family Detached	44.63	667	75.00%	XXXXXXXXXX	Appraisal - A 3rd party appraisal review from one of the following approved vendors: ServiceLink, Consolidated Analytics, Summit Valuations or Stewart is missing from the loan file.	Appraisal - 05/15/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
87171096	XXXXXXXXXX	AL	Purchase	Non-Owner Occupied	PUD	0.00	782	75.00%	XXXXXXXXXX	Note - The prepayment terms are not defined on the Note. A signed Prepayment Penalty Addendum to the Note documenting the terms of the prepayment is missing from the loan file. Appraisal - A third-party valuation verification by an XXXX approved vendor is missing from the loan file.	Note - 8/10/22: Please provide a complete copy of the note. The note provided is cutoff after section J5 which contains more specific terms of the PPP. 8/11/2022: Document provided to clear condition. Appraisal - 08/09/22: Documentation provided to cure.		No	Cleared Exception	D	A	1
33617159	XXXXXXXXXX	NY	Refi - Cash Out	Owner Occupied	Three-Unit Property	28.43	674	30.95%	XXXXXXXXXX	Other - This loan failed the XXXX state high-cost mortgage points and fees threshold test. The total loan amount, as defined by XXXX, is the principal loan amount minus points and fees. In this case, the total loan amount is $XXXX. This loan failed the pints and fees threshold as the total points and fees of $XXXX exceed 5% of the total loan amount threshold of $XXXX by $XXXX.

Eligibilty - According to the guidelines, a primary residence is a 1-2-unit property that the borrower(s) currently reside in (refinance) or intend to occupy (within 60 days) as his or her principal residence. The subject is a XXXX unit sproperty.

VOM - According to the guidelines, no open and active mortgages reporting on credit will require an exception.

										Hazard Insurance - Proof of hazard insurance for the subject property with sufficient coverage is missing from the loan file.	Other - 5/5/2023: Updated exception. 5/16/2023: Post consummation CD and refund provided to clear. Eligibilty - The XXXX exception was accepted on XXXX is in the loan file. VOM - The XXXX exception was accepted o XXXX and is in the loan file Hazard Insurance - 04/28/23: Documentation provided to cure.		No	Cleared Exception	C	B	2
62446159	XXXXXXXXXX	FL	Purchase	Owner Occupied	PUD	32.12	789	87.15%	XXXXXXXXXX	Credit - 12 month rental history for the borrowers current residence via cancelled checks, bank debits or institutional VOR is missing from the loan file. Appraisal - A desk review or other third-party valuation product from an XXXX approved vendor is missing from the loan file.	Credit - 9/13/22: Lease was provided. Need VOR verifying 12-month rental payment history. 09/20/22: Documentation provided to cure. Appraisal - 09/14/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
99131289	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	28.45	686	85.00%	XXXXXXXXXX	Credit - The Purchase Agreement is missing from the loan file. Occupancy - The Occupancy Certification form is missing from the loan file. VOM - Provide 12 months proof of rent payment via cancelled checks or bank debits. VOR provided was sent by the borrower's company and not acceptable. Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck). Clear Capital is not an XXXX approved vendor.	Credit - 11/22/2022: Document provided to clear condition. Occupancy - 11.28 Completed cert provided. 11/22/2022: Document provided did not indicate whether the occupancy was primary, secondary or an investment. VOM - 11/22/2022: Document provided to clear condition. VOR was not the borrowers company. Appraisal - 11/22/2022: XXXX allowing the Clear Capital report on this loan.		No	Cleared Exception	C	B	2
66454622	XXXXXXXXXX	FL	Refi - Cash Out	Owner Occupied	Single Family Detached	38.76	680	75.00%	XXXXXXXXXX	Income - Self Employment - An internet search of the business, XXXX, is missing from the loan file.

Income - Per guidelines when using a 24 months CPA/ Enrolled Agent prepared Profit & Loss the CPA must attest to the following items: they certify that the P&L represents an accurate summary of the business cash flow and applicable cash expenses and that that are not related to the borrower, or associated with borrower or borrower’s business.  However, these items were not address in the CPA letter included in the loan file.

Income - Per guidelines the P&L must be signed by both the borrower and tax preparer.  However, a copy of the P&L statement signed by the borrower is missing from the loan file.

										Appraisal - An appraisal transfer letter from XXXX to XXXX is missing from the loan file.	Income - Self Employment - 05/15/23: Documentation provided to cure. Income - 5/15/23: Letter provided does not attest that the CPA/EA is not related to the borrower, or associated with borrower or borrower’s business as required per guidelines. 5/16/23: Letter provided does not attest that the CPA/EA is not related to the borrower, or associated with borrower or borrower’s business as required per guidelines. 5/22/2023: Document provided to cure. Income - 05/15/23: Documentation provided to cure. Appraisal - 05/15/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
87570395	XXXXXXXXXX	LA	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0.00	757	64.14%	XXXXXXXXXX	1008 - Provide the 1008 in the loan file for the DSCR transaction. The 1008 in the loan file included DTI calculations, no DTI for DSCR loans.	1008 - 5/5/2023: Document provided to cure.		No	Cleared Exception	C	A	1
85982878	XXXXXXXXXX	NJ	Purchase	Owner Occupied	Single Family Detached	24.73	668	36.36%	XXXXXXXXXX	Program Eligibilty - Borrower housing history incomplete and Rent free from spouse is not permitted; Institutional VOM or bank records are required to satisfy primary housing history. VOM or Bank records not provided.	Program Eligibilty - 05/22/23: An exception approval was provided for the guideline deviation.		No	Client Accepted	D	B	2
69096798	XXXXXXXXXX	WA	Purchase	Owner Occupied	Single Family Detached	47.28	665	80.00%	XXXXXXXXXX	Deed of Trust / Mortgage - The Deed of Trust Exhibit A, which includes the legation description, is missing from the loan file. Appraisal - A third party valuation product from the list of XXXX approved desk review vendors (ServiceLink, Consolidated Analytics, Summit Valuations or Stewart) is missing from the loan file.	Deed of Trust / Mortgage - 05/30/23: Documentation provided to cure. Appraisal - 05/30/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
64862370	XXXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	681	70.00%	XXXXXXXXXX	1008 - Provide the Underwriting Overview/Committee Review Sheet for the manually underwritten loan. Note - According to the guidelines, the interest only period must be 120 months. In this case, the note reflects interest only payments for the full 360 months. Provide a revised note signed by the borrower.	1008 - 05/22/23: Documentation provided to cure. Note - 5/30/23: The revised note reflects an incorrect interest only payment of $XXXX. The correct IO payment should be $XXXX based off $XXXX with a rate of XXXX%. 06/05/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
70818888	XXXXXXXXXX	CA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	770	75.00%	XXXXXXXXXX	Appraisal - Guidelines require a third-party valuation by an XXXX approved vendor: Service Link, Summit Valuations, Clear Capital or Pro Tek. The third party review from an approved vendor is missing from the loan file.	Appraisal - 04/26/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
88227786	XXXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	690	70.00%	XXXXXXXXXX	Closing Disclosure - The complete final signed Closing Disclosure/ HUD-1 Settlement Statement is missing from the loan file.	Closing Disclosure - 6/8/23: Application was provided. Need final CD/HUD. 06/13/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
71474732	XXXXXXXXXX	MA	Purchase	Owner Occupied	Single Family Detached	37.35	705	80.00%	XXXXXXXXXX	Other - This loan failed the charges that cannot increase test. The discount points fee in the amount of $XXXX was added on the revised Loan Estimate dated XXXX. A change of circumstance for the increase was not included in the loan file.

Hazard Insurance - The property insurance binder in the loan file does not include a policy number or binder number.

Asset Verification - Provide an access letter from the other partner (XXXX) of XXXXto allow the use of the business funds by the borrower.  The funds in the business bank account are needed for reserves.

										Income - According to the underwriting guidelines, the business (XXXX must be in existence for two years. In this case, XXXX\has been owned by the borrower (50%) since April 2021. The letter of explanation in the file from the borrower indicates XXXXwas bought in XXXX. The letter also indicates prior to the purchase of XXXX the borrower owned 50% of XXXX which began in XXXX and is in the same line of work.	Other - 01/24/23: Documentation provided to cure. Hazard Insurance - 01/23/23: Documentation provided to cure. Asset Verification - 01/23/23: Documentation provided to cure. Income - The file includes an approved waiver dated XXXX stating the self employment prior to and now new partner in the same industry is approved but not considering it an exception but more of a restructure/partnership change.		No	Cleared Exception	C	B	2
48805679	XXXXXXXXXX	CA	Purchase	Non-Owner Occupied	Single Family Detached	10.29	749	80.00%	XXXXXXXXXX	Program Eligibilty - Borrower is related to the XXXX. Non-Arms Length Investment property transactions are ineligible per guides XXXX Client accepted.	Program Eligibilty - Exception for Non-Arms Length Investment property transactions approved by XXXX on XXXX and in file.		No	Client Accepted	D	B	2
32914023	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	39.16	794	80.00%	XXXXXXXXXX	Other - The loan failed the revised closing disclosure delivery date test, (waiting period required). The Final CD is dated XXXX and the receipt date is also XXXX.

Income - Self Employment - Provide a CPA/EA letter attesting that they filed the borrower’s most recent business tax returns and that that are not related to the borrower or associated with borrower or borrower’s business. The CPA/EA must attest that they have audited the business financial statements or reviewed working papers provided by the borrower. The CPA/EA must also attest that, based on this review, they certify that the P&L represents an accurate summary of the business cash flow and applicable cash expenses.

Borrower Eligibilty - Provide an automated fraud and tool check in the loan file.

Employment-Self Employment - Provide verification of the CPA's license.

Income - Provide a letter of explanation as to why the original P&L came from one CPA while the letter came from another, followed by a 2nd P&L from a different CPA with identical income and expenses.
Other - 4/20/2022: The arm terms on the initial CD changed between the initial and final CD and therefore a new waiting period was required before the loan closed.
4/25/2023: Document provided to cure.

Income - Self Employment - 4/18/23: CPA letter provided was not written by the same CPA, XXXX, who prepared the P&L Statement and does not attest that, based on this review, they certify that the P&L represents an accurate summary of the business cash flow and applicable cash expenses. In addition, it does not attest that the CPA filed the borrower’s most recent business tax returns.
4/19/23: CPA letter does not attest that they certify that the P&L represents an accurate summary of the business cash flow and applicable cash expenses. In addition, it does not attest that the CPA filed the borrower’s most recent business tax returns.

Borrower Eligibilty - 04/17/23: Documentation provided to cure.

Employment-Self Employment - 5/8/23: Still need verification of the Tax Preparer, XXXX active license.  05/10/23: Documentation provided to cure.

Income - 4/24/23: Provide a letter of explanation as to why the original P&L came from one CPA while the letter came from another, followed by a 2nd P&L from a different CPA with identical income and expenses.
5/10/23: Provide an explanation from lender as to why the original P&L came from one CPA while the letter came from another, followed by a 2nd P&L from a different CPA with identical income and expenses.
											5/16/2023: XXXX accepts exception as is.		No	Cleared Exception	D	B	2
14884938	XXXXXXXXXX	PA	Purchase	Owner Occupied	Single Family Detached	47.31	680	75.00%	XXXXXXXXXX	Total Debt Ratio - The loan was approved and closed excluding the $799/month GM payment which was to have been paid down prior to or at closing and reflected on the final CD. Documentation in the file reflects that the debt was not paid down until 7/7/23 which was a week after closing. Provide an exception for the debt pay down not being reflected on the final CD. Appraisal - Please provide documentation verifying the Appraisal was transferred from Lower, LLC to Clearedge Lending LLC.	Total Debt Ratio - The file included a payoff statement dated 07/11/2023 with a payoff amount of $7,209.91 which is less than 10 months and therefore excluded. Appraisal - 7/18/2023: Per guidelines, transferred appraisals are acceptable, unless ordered by borrower or affiliate of the property seller.		No	Cleared Exception	C	A	1
43698401	XXXXXXXXXX	FL	Purchase	Owner Occupied	Single Family Detached	36.53	685	80.00%	XXXXXXXXXX	1008 - Form 1008 document is not included in the loan file for a manually underwritten loan.

Income - The borrower was qualified under the Full/Express Document program per the rate lock and tape provided. In this case, the only income document provided for both borrowers were a 12 month P&L statement. Under the Express Doc program, 1 year's personal and business tax returns along with all schedules and K-1's are required. Additional exceptions may apply.

Credit - According to the underwriting guidelines, flip transactions with resale prices in excess of more than 30% increase from 181 days to 360 days will require an exception.

Employment-Self Employment - According to the underwriting guidelines, the P&L Only program requires that the CPA preparing the P&L must have filed the borrower's most recent business tax returns. The CPA letter in file does not document the requirement.

Credit - Eligiblity - According to the underwriting guidelines, the P&L Only program requires a minimum 2 months of business bank statements covering the most recent 2 month period. In this case, the primary borrower XXXX does not have business bank statements.	1008 - 04/21/2023: Document provided to clear condition.

Income - 04/21/2023: Document provided to clear condition. P&L Only program.

Credit - An exception dated 3/29/2023 was included in the file allowing the flip.

Employment-Self Employment - 4/25/23: Letter provided does not attest that the CPA who prepared the P&L also filed the borrower's most recent business tax returns.
5/4/2023: Document provided does not satisfy the condition as the CPA letter must specifically state that the CPA has filed the most recent tax returns.
5/10/23: Same document provided.  Provide a revised CPA letter specifically stating that the CPA filed the borrower's most recent business tax returns.
5/16/2023: XXXX granted an exception for the use of the email to confirm filing of tax return.

Credit - Eligiblity - 5/1/23: business bank statements are required for the P&L Only program.
5/4/2023: XXXX has denied an exception for the P&L program without the use of business bank statements.
											5/4/2023: Borrower using personal statements as business.		No	Cleared Exception	C	B	2
62773550	XXXXXXXXXX	IN	Purchase	Non-Owner Occupied	Single Family Detached	0.00	779	75.00%	XXXXXXXXXX	Title - The Title Commitment or Title Policy is missing from the loan file. Asset Verification - The most recent consecutive two months bank statements dated within 90 days of the note date to support funds to close of $XXXX and 6 months reserves are missing from the loan file. Underwriting Condition Not Met - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.	Title - 09/18/22: Documentation provided to cure. Asset Verification - 09/18/22: Documentation provided to cure. Underwriting Condition Not Met - 09/18/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
60367898	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	39.73	692	80.00%	XXXXXXXXXX	Closing Disclosure - The initial CD signed at least 3 days prior to closing is missing from the loan file per the Disclosure tracking. Asset Verification - Per guidelines eligible assets must include 2 full months of bank statements. XXXX bank statement for XXXX #XXXX is missing from the loan file.	Closing Disclosure - 4/26/2023: Document provided to clear condition. Asset Verification - 04/24/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
36315119	XXXXXXXXXX	GA	Purchase	Owner Occupied	PUD	32.68	664	80.00%	XXXXXXXXXX	LTV - LTV is 80%, the maximum allowed is 75% with a loan amount of $XXXX and a 664 FICO score.	LTV - Exception for exceeding the maximum LTV approved by XXXX with no gift funds XXXX and in file.		No	Client Accepted	C	B	2
50630439	XXXXXXXXXX	SD	Purchase	Owner Occupied	Single Family Detached	33.45	684	78.85%	XXXXXXXXXX	Asset Verification - Borrower has XXXX NSF in last 12 months	Asset Verification - Exception for XXXX NSF in past 12 months approved by XXXX and in file.		No	Client Accepted	C	B	2
76978516	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	46.11	718	80.00%	XXXXXXXXXX	Rate Lock - Evidence of the Rate Lock date is not in the loan file. Final 1003 - The final 1003 is not included in the loan file. Hazard Insurance - The property insurance policy or certificate is not included in the loan file.	Rate Lock - 01/17/23: Documentation provided to cure. Final 1003 - 01/17/23: Documentation provided to cure. Hazard Insurance - 01/17/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
34435903	XXXXXXXXXX	TX	Refi - Cash Out	Owner Occupied	Single Family Detached	46.74	691	58.28%	XXXXXXXXXX	Program Eligibilty - Plus Connect program's maximum DTI is 50%. Borrower One's income from a 2nd job was used for qualification. The guidelines require the "Borrower must have a minimum of two years (24 months) employment, with one year of income documented." to be eligible. The WVOE provided only verifies 17.23 months of 2nd job employment. The DTI w/o the 2nd job income is 51.20%, which is outside of the program guidelines.	Program Eligibilty - 07/06/23: An exception approval was provided for the guideline deviation.		No	Client Accepted	D	B	2
80630624	XXXXXXXXXX	VA	Purchase	Non-Owner Occupied	Single Family Detached	29.98	668	80.00%	XXXXXXXXXX	Borrower ID - An automated fraud and tool check is missing from the loan file. Program Eligibilty - Borrower is a first time investor, XXXX property at 80% LTV.	Borrower ID - 06/05/23: Documentation provided to cure. Program Eligibilty - Exception for borrower being a first time investor with a XXXX property at 80% LTV approved by XXXX with a 3 year PPP and in file.		No	Cleared Exception	C	B	2
74886007	XXXXXXXXXX	FL	Purchase	Non-Owner Occupied	Four-Unit Property	0.00	749	70.00%	XXXXXXXXXX	Note - Per guidelines all borrowers closing in a business entity must also sign a separate Personal Guaranty. A personal guaranty signed by all members of the LLC is missing from the loan file.

Income - Documentation to support the borrower has at least 25% ownership of the business with XXXX,  and 1)has signing authority to act on behalf of the company, 2)Documents from the State Website confirming the company is in good standing, 3)The company is duly formed to conduct real estate transactions, and borrowing activity is missing from the loan file.

Hazard Insurance - Rent Loss Insurance is required.

Debt Service Coverage Ratio - A signed and notarized Business Purpose & Occupancy Affidavit is missing from the loan file.

Program Eligibilty - According to guidelines a hard prepayment penalty is required on all investment property transactions where permissible by state law. In this case the prepayment penalty is missing from the loan file.	Note - 8/31/22: Deed reflects loan closed in the name of XXXX. Provide Personal Guaranty form signed by borrower.
9/6/2022: The personal guaranty form is still missing from the file.  09/12/22: Documentation provided to cure.

Income - 08/31/22: Documentation provided to cure.

Hazard Insurance - Waiver requested for no rent loss ins on HO3, included in windstorm; granted by XXXX and in file.

Debt Service Coverage Ratio - 08/31/22: Documentation provided to cure.

Program Eligibilty - 8/17/22: Please provide an exception request to XXXX.  8/31/22: Provide page 4 of the revised note reflecting the borrower's signature.
09/06/2022: Page 4 of 4 of the corrected Note is missing from the file.
9/12/22: Still need Page 4 of 4 of the corrected Note reflecting the borrower's signature.
09/14/22: Documentation provided to cure.
													No	Cleared Exception	D	B	2
32425075	XXXXXXXXXX	CA	Purchase	Owner Occupied	PUD	36.25	689	80.00%	XXXXXXXXXX	VOM - Borrowers prior primary residence sold XXXX, borrower on title only and not on loan, loan in the name of LLC and borrowers title only spouse.	VOM - Exception for not having mortgage history on credit due to prior home being held in LLC approved by XXXX and in file.		No	Client Accepted	C	B	2
17073742	XXXXXXXXXX	FL	Purchase	Owner Occupied	Single Family Detached	24.30	678	80.00%	XXXXXXXXXX	VOM - Per guidelines a 12 month housing history is required on all loans. The original credit report only reports current mortgage for 9 months. Verification of an additional 3 months is required via cancelled checks, bank debits or an institutional VOM. Credit supplements are not an approved form of verification.	VOM - 5/18/2023: XXXX does not allow credit supplements to support housing history. 06/15/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
57098386	XXXXXXXXXX	LA	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	630	38.89%	XXXXXXXXXX	VOM - According to the guidelines, Rent free from spouse is not permitted. In this case the borrower has been living rent free with his XXXX for XXXX years Note - The prepayment addendum to the note is missing from the loan file; unable to determine prepayment term. Per the closing disclosure and client exception. the pre pay penalty is 3 years, additional exceptions may apply upon review.	VOM - 10/28/2022 the client Approved rent free exception with a mandatory 3 yr PPP Note - 12/19/22; The Prepayment Addendum provided reflects a prepayment charge of 0% if within the first year. Per guidelines, PPP must be either 5% flat rate or a tiered structure. Provide a revised note and Prepayment Addendum. 1/17/2023: Document provided to clear condition.		No	Cleared Exception	C	B	2
67456339	XXXXXXXXXX	SC	Purchase	Non-Owner Occupied	PUD	0.00	621	75.00%	XXXXXXXXXX	VOM - A 12 month mortgage/ housing history is required on all loans.	VOM - Borrower owns primary residence free and clear. Exception for no housing history approved by XXXX and in file.		No	Client Accepted	C	B	2
84889062	XXXXXXXXXX	FL	Purchase	Owner Occupied	PUD	49.93	689	80.00%	XXXXXXXXXX	Income - An internet search of the business, XXXX, is missing from the loan file.

Rental Income - Rental income documentation for XXXX & XXXX is missing from the loan file. Departing Residence at XXXX PITIA can be offset by 75% of projected net rental income. Per lease the tenant paid a full year of rent up front in the amount of $XXXX; however, evidence of rent received is missing from the loan file.  Final DTI pending, additional exceptions may apply upon review.

										Appraisal - Property is located in a federal disaster area as of XXXX. A post disaster inspection report is required for all properties located in XXXX County but is missing from the loan file.	Income - 05/10/23: Documentation provided to cure. Rental Income - 5/22/2023: Document provided to cure. Appraisal - 05/15/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
94549734	XXXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	673	67.98%	XXXXXXXXXX	Credit - Per guidelines all borrowers must be current on mortgage/ taxes/ and HOA dues at time of application. Subject property taxes are delinquent as of XXXX	Credit - 6/13/23: Exception for paying off delinquent property taxes approved by XXXX and in file.		No	Client Accepted	C	B	2
39031800	XXXXXXXXXX	FL	Rate Term Refi	Non-Owner Occupied	Three-Unit Property	0.00	792	50.17%	XXXXXXXXXX	HUD-1 - Provide the final, signed Settlement Statement. Final 1003 Discrepancies - The final 1003 reflects the borrower's primary residence as XXXX: however, the REO section shows this as an investment property. Provide documentation verifying the borrower's primary residence. Appraisal - Unit XXXX of the subject property is only XXXX sq. ft. without a bedroom.	HUD-1 - 09/02/2022: Document provided to clear condition. Final 1003 Discrepancies - 09/02/2022: Document provided to clear condition. Appraisal - 08/30/22: XXXX has elected to waive this exception.		No	Cleared Exception	C	B	2
63910099	XXXXXXXXXX	CA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	711	75.00%	XXXXXXXXXX	Program Eligibilty - A signed and notarized Business Purpose & Occupancy Affidavit is required on all DSCR loans. The business purpose certification in the file was not notarized. Deed of Trust / Mortgage - The Deed of Trust/Mortgage is missing from the loan file. Program Eligibilty - Documentation confirming the borrower is 100% ownership of XXXX is missing from the loan file. Additional exceptions may apply after review. Appraisal - A desk review or other third-party valuation product from an XXXX approved vendor is missing from the loan file.	Program Eligibilty - 09/6/22: Documentation provided to cure. Deed of Trust / Mortgage - 08/31/22: Documentation provided to cure. Program Eligibilty - 8/31/22: LLC Agreement for XXXXwas provided showing XXXX as 99% owner. Provide documentation verifying XXXX as 100% owner of XXXX. 9/6/22: Borrower on loan is XXXX. Provide documentation verifying XXXX ownership % in XXXX. Articles of Incorporation provided are for XXXX. 9/12/22: Documentation provided to cure. Appraisal - 08/31/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
43892206	XXXXXXXXXX	GA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	755	75.00%	XXXXXXXXXX	OFAC - According to the underwriting guidelines, an OFAC search is required for any member of the borrowing entity owning more than 25% of the business. In this case, the borrowing entity is XXXX and the operating agreement shows another owner (XXXX) with 50% interest. The OFAC report does not reflect XXXX was searched. Provide evidence that an OFAC search was completed on XXXX.

Program Eligibilty - According to the underwriting guidelines, when the subject is being resold within 360 days of the seller's purchase, an exception is required when the value has more than a 20% increase and the time frame is between 91 and 180 days.  In this case, the seller purchased the property on XXXX for $XXXX and the appraisal shows a $XXXX value which is more than a 20% increase.

VOM - According to the underwriting guidelines, the borrower must be current on the primary residence mortgage and property tax.  In this case, the borrower purchased the primary in XXXX on a unrecorded contract for deed per the letter of explanation in the file.  The file includes the pay history for the XXXX which is in the previous owner's name which she assumed per the settlement statement in the file.  Canceled checks or bank statements to show the borrower made the mortgage payments was not included in the loan file.

										Appraisal - A third party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Stewart) is missing from the loan file.	OFAC - 4/19/2023: Document provided to clear condition. Program Eligibilty - The file includes an approved waiver dated XXXXfor the subject being a XXXX transaction with greater than a 20% increase. VOM - The file includes an approved waiver dated XXXX for the borrower housing payment history due to the primary is on an unrecorded contract of sale and the mortgage payment history is on the previous owner's mortgage which the borrower assumed when the property was purchased in XXXX. Appraisal - 4/19/2023: Document provided to clear condition.		No	Cleared Exception	C	B	2
11978873	XXXXXXXXXX	NJ	Purchase	Owner Occupied	Two-Unit Property	44.56	750	85.00%	XXXXXXXXXX	Hazard Insurance - The property insurance policy or certificate is not included in the loan file. Final DTI Pending.	Hazard Insurance - 09/22/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
95149539	XXXXXXXXXX	FL	Purchase	Owner Occupied	Condo Attached	30.37	673	75.00%	XXXXXXXXXX	Other - This loan failed the charges that cannot increase test. Appraisal Desk Review Fee was added on Revised LE 04/18/2023 for $205.00. A change of circumstance was in the loan file, but did not include the Appraisal Review Fee.

Income - Self Employment - According to the guidelines for using a 20% expense factor, the business must not require office space that would incur rent.  The 1003 and business bank statements reflect a different business address than the borrower's home address.  Provide an LOE for the address discrepancy.

Bankruptcy - Per guidelines for the Flex Connect program, provide an LOE confirming nature of the event(s) that led to the bankruptcy.

										Appraisal - The subject property is located in disaster area. Provide a third party exterior property inspection for the subject property.	Other - 5/12/2023: Document provided to cure. Income - Self Employment - 05/24/23: Documentation provided to cure. Bankruptcy - 5/25/23: Per Flex guidelines, provide an LOE confirming nature of the event(s) that led to the bankruptcy. Flex guidelines do not reference a 4 yr BK seasoning. 6/1/23: Ok to waive per XXXX. Appraisal - 05/15/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
66661277	XXXXXXXXXX	PA	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0.00	693	50.00%	XXXXXXXXXX	Rental Income - The leases for the 2nd and 3rd floors reflect lease beginning dates of XXXX and XXXX which are not current. Debt Service Coverage Ratio - Provide a copy of the Borrower Certification of Business Purpose signed by the borrower. Occupancy - Provide a copy of the Occupancy Certification signed by the borrower.	Rental Income - 05/30/23: Documentation provided to cure. Debt Service Coverage Ratio - 05/24/23: Documentation provided to cure. Occupancy - 05/24/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
85976948	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	45.76	760	80.00%	XXXXXXXXXX	Funds to Close - Please provide the signed, final Seller's Settlement Statement from the sale of the borrower's previous home. DTI and funds to close/reserves are pending. 1008 - Provide a revised 1008 reflecting each borrower's individual income.	Funds to Close - 7/28/2023: Document provided to cure. 1008 - 7/28/2023: Document provided to cure.		No	Cleared Exception	C	A	1
65705739	XXXXXXXXXX	CA	Refi - Cash Out	Owner Occupied	Single Family Detached	0.00	784	24.10%	XXXXXXXXXX	Asset Verification - According to the underwriting guidelines, a Letter of Explanation defining the source and contemplated depletion of these assets over the course of the loan term to pay obligations is required. A letter was not provided in the loan file. Title - The preliminary title had no coverage amount included in the policy provided.	Asset Verification - 8/25/2023: Document provided to cure. Title - 8/25/2023: Document provided to cure.		No	Cleared Exception	C	A	1
98
12995883	XXXXXXXXXX	CA	Purchase	Owner Occupied	PUD	0.00	804	29.58%	XXXXXXXXXX						A	A
89239729	XXXXXXXXXX	CA	Purchase	Owner Occupied	PUD	45.46	721	85.00%	XXXXXXXXXX						A	A	1
20016201	XXXXXXXXXX	NJ	Purchase	Non-Owner Occupied	Two-Unit Property	0.00	797	75.00%	XXXXXXXXXX						A	A	1
70232961	XXXXXXXXXX	UT	Purchase	Owner Occupied	Single Family Detached	35.89	685	85.00%	XXXXXXXXXX						A	A	1
75283948	XXXXXXXXXX	FL	Purchase	Non-Owner Occupied	PUD	0.00	660	75.00%	XXXXXXXXXX						A	A	1
39430606	XXXXXXXXXX	CT	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	728	61.35%	XXXXXXXXXX						A	A	1
99524511	XXXXXXXXXX	TN	Purchase	Non-Owner Occupied	PUD	0.00	801	51.56%	XXXXXXXXXX						A	A	1
88764181	XXXXXXXXXX	CA	Purchase	Second Home	PUD	46.05	756	80.00%	XXXXXXXXXX						A	A	1
76053724	XXXXXXXXXX	GA	Purchase	Non-Owner Occupied	PUD	0.00	660	70.00%	XXXXXXXXXX						A	A	1
98325264	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	27.36	692	85.00%	XXXXXXXXXX						A	A	1
32152200	XXXXXXXXXX	CA	Refi - Cash Out	Owner Occupied	PUD	27.92	693	80.00%	XXXXXXXXXX						A	A	1
12666311	XXXXXXXXXX	CA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	805	70.00%	XXXXXXXXXX						A	A	1
97734356	XXXXXXXXXX	GA	Refi - Cash Out	Owner Occupied	PUD	28.14	646	70.00%	XXXXXXXXXX						A	A	1
91926818	XXXXXXXXXX	MN	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	686	63.78%	XXXXXXXXXX						A	A	1
20238613	XXXXXXXXXX	CA	Purchase	Owner Occupied	Single Family Detached	33.43	743	80.00%	XXXXXXXXXX						A	A	1
73704460	XXXXXXXXXX	NH	Purchase	Owner Occupied	Condo Attached	34.77	653	80.00%	XXXXXXXXXX						A	A	1
38020773	XXXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Residential	0.00	732	49.37%	XXXXXXXXXX						A	A	1
47492012	XXXXXXXXXX	TN	Purchase	Second Home	PUD	5.72	754	80.00%	XXXXXXXXXX						A	A	1
91837849	XXXXXXXXXX	NC	Purchase	Owner Occupied	Single Family Detached	40.08	726	90.00%	XXXXXXXXXX						A	A	1
36518302	XXXXXXXXXX	MD	Purchase	Owner Occupied	Single Family Detached	45.95	793	85.00%	XXXXXXXXXX						A	A	1
89531243	XXXXXXXXXX	TX	Purchase	Owner Occupied	PUD	41.63	731	85.00%	XXXXXXXXXX						A	A	1
84351858	XXXXXXXXXX	NJ	Refi - Cash Out	Owner Occupied	Single Family Detached	34.02	714	55.00%	XXXXXXXXXX						A	A	1
70372629	XXXXXXXXXX	OK	Purchase	Non-Owner Occupied	PUD	0.00	672	72.82%	XXXXXXXXXX						A	A	1
58594755	XXXXXXXXXX	OK	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	688	70.00%	XXXXXXXXXX						A	A	1
90295860	XXXXXXXXXX	FL	Purchase	Non-Owner Occupied	PUD	0.00	786	72.10%	XXXXXXXXXX						A	A	1
13114936	XXXXXXXXXX	NM	Refi - Cash Out	Owner Occupied	Single Family Detached	33.12	746	80.00%	XXXXXXXXXX						A	A	1
69795272	XXXXXXXXXX	MS	Rate Term Refi	Owner Occupied	PUD	45.79	703	49.84%	XXXXXXXXXX						A	A	1
64899678	XXXXXXXXXX	NV	Purchase	Non-Owner Occupied	Single Family Detached	0.00	670	75.00%	XXXXXXXXXX						A	A	1
27